Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Profit	€ 62.6	€ 46.2	€ 110.0	€ 68.5
Taxation	16.4	12.6	33.8	30.2
Net financing costs	16.5	15.3	28.5	30.1
Depreciation and amortisation expense	16.9	16.7	34.7	33.3
EBITDA	112.4	90.8	207.0	162.1
Exceptional items	4.2	1.6	24.8	48.2
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	4.2	1.6	24.8	48.2
Other add-backs	2.2	5.8	6.9	10.0
Adjusted EBITDA	€ 118.8	€ 98.2	€ 238.7	€ 220.3